ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accounts Payable And Accrued Liabilities Details
Accounts Payable	$ 404,986	$ 252,749	$ 520,594
Professional services (legal, audit, financial)	15,000	14,000	15,000
Other	70,447	69,152
Accounts Payable, Net	$ 490,433	$ 355,901	$ 542,594